Restructuring, Impairment, and Plant Closing and Transition Costs - Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Restructuring and Related Activities [Abstract]
Cash charges	$ 6	$ 4	$ 20	$ 10
Accelerated depreciation	0	1	0	2
Other plant closure costs	5	0	5	0
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 11	$ 5	$ 25	$ 12